Submission	Oct. 21, 2025
Submission [Line Items]
Central Index Key	0001889109
Registrant Name	BELITE BIO, INC
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A